INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

7.	INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2022	40,177	1	1	1	40,180
Additions	25,288	-	-	-	25,288
Balance, December 31, 2023	65,465	1	1	1	65,468
Additions	24,253	-	-	-	24,253
Balance, December 31, 2024	89,718	1	1	1	89,721

Accumulated Amortization
Balance, December 31, 2022	10,319	-	-	-	10,319
Amortization	8,500	-	-	-	8,500
Balance, December 31, 2023	18,819	-	-	-	18,819
Amortization	11,755	-	-	-	11,755
Balance, December 30, 2024	30,574	-	-	-	30,574

Carrying value
As at December 31, 2023	46,646	1	1	1	46,649
As at December 31, 2024	59,144	1	1	1	59,147

Amortization of software of $11,755 was included in cost of sales during the year ended December 31, 2024 (2023 - $8,500)